Property and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment are summarized as of December 31 (in thousands):

	As of December 31,
	2024	2023
Computers	$297	$303
Furniture and equipment	27	4
Total property and equipment	324	307
Less: accumulated depreciation	(216)	(208)
Property and equipment, net	$108	$99

Depreciation expense was $0.04 million and $0.03 million for the years ended December 31, 2024 and 2023, respectively, which is recorded within general and administrative expenses in the consolidated statements of operations.